Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Disclosure of goodwill and tradenames acquired through business combinations
Goodwill acquired through business combinations and tradenames have been allocated to the following CGUs:

	2025	2024

Mid-Atlantic Business Segment:
Goodwill	$164,768	$164,768
Tradenames	13,980	13,980
Florida Business Segment:
Goodwill	$56,794	$56,794
Total goodwill and tradenames	$235,542	$235,542

Disclosure of key assumptions used in value-in-use calculations
The following tables list the assumptions used in each year’s value-in-use calculations:

	2025	2024
Five-year compound annual growth rate - sales volumes
Florida Business Segment	5.9%	6.4%
Mid-Atlantic Business Segment	5.0%	5.2%

Five-year compound annual growth rate - selling prices
Florida Business Segment	1.9%	1.7%
Mid-Atlantic Business Segment	2.7%	2.8%

Long-term growth rate
Florida Business Segment	2.4%	2.4%
Mid-Atlantic Business Segment	2.4%	2.4%